FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	$ 8,637	$ 11,540
Interest-bearing liabilities	53,088	58,305
Lease liabilities	1,272	1,844
Decommissioning liabilities, other provisions and post-employment benefits	7,835	5,044
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	5,977	8,853
Interest-bearing liabilities	4,262	5,664
Lease liabilities	223	307
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	408	741
Interest-bearing liabilities	6,287	6,104
Lease liabilities	215	294
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	501	645
Interest-bearing liabilities	29,907	22,705
Lease liabilities	332	547
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,751	1,301
Interest-bearing liabilities	12,632	23,832
Lease liabilities	$ 502	$ 696